Offerings - Offering: 1	May 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, CHF 0.03 par value
Amount Registered | shares	1,842,105
Proposed Maximum Offering Price per Unit	38
Maximum Aggregate Offering Price	$ 69,999,990
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,717
Offering Note

(1)

This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3ASR (File No. 333-281262), which was filed on August 5, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act.